SUPPLEMENTAL FINANCIAL INFORMATION - Sale Of Product Line (Details) - USD ($) $ in Millions	1 Months Ended	3 Months Ended
	May 31, 2015	Oct. 03, 2015	Jul. 04, 2015	Apr. 04, 2015
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Loss on sale of product line and related exit costs		$ 0.2	$ 7.7	$ 2.6
Retail Branding and Information Solutions
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from sale of product line	$ 1.5
Loss on sale of product line and related exit costs	8.5
Severance costs	$ 3.4
Retail Branding and Information Solutions | Other expense, net
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Impairment of long-lived assets of product line				$ 2.0